Investment Portfolioas of February 28, 2023 (Unaudited)
DWS ESG Core Equity Fund
	Shares	Value ($)

Common Stocks 98.4%
Communication Services 7.1%
Diversified Telecommunication Services 0.3%
AT&T, Inc.	24,666	466,434
Entertainment 1.8%
Take-Two Interactive Software, Inc.*	6,321	692,466
Walt Disney Co.*	25,905	2,580,397
Warner Bros Discovery, Inc.*	5,967	93,204
		3,366,067
Interactive Media & Services 5.0%
Alphabet, Inc. “A”*	101,898	9,176,934
Consumer Discretionary 11.5%
Auto Components 0.9%
Lear Corp.	11,160	1,558,494
Automobiles 1.1%
Tesla, Inc.*	9,758	2,007,318
Hotels, Restaurants & Leisure 2.8%
Hilton Worldwide Holdings, Inc.	20,818	3,008,409
Hyatt Hotels Corp. “A”*	9,308	1,081,962
Starbucks Corp.	10,452	1,067,045
		5,157,416
Internet & Direct Marketing Retail 0.9%
Amazon.com, Inc.*	17,353	1,635,173
Specialty Retail 3.2%
Best Buy Co., Inc.	20,972	1,742,983
Five Below, Inc.*	5,427	1,108,736
Lowe's Companies, Inc.	9,219	1,896,809
TJX Companies, Inc.	15,590	1,194,194
		5,942,722
Textiles, Apparel & Luxury Goods 2.6%
NIKE, Inc. “B”	25,214	2,995,171
PVH Corp.	8,301	666,073
Tapestry, Inc.	26,949	1,172,551
		4,833,795
Consumer Staples 6.1%
Beverages 4.0%
Keurig Dr Pepper, Inc.	28,268	976,659
Molson Coors Beverage Co. “B”	25,991	1,382,461
PepsiCo, Inc.	28,799	4,997,491
		7,356,611

Food & Staples Retailing 0.9%
Albertsons Cos., Inc. “A”	79,731	1,585,052
Food Products 0.5%
Kellogg Co.	13,322	878,453
Personal Products 0.7%
Coty, Inc. “A”*	122,406	1,383,188
Energy 4.9%
Oil, Gas & Consumable Fuels
Cheniere Energy, Inc.	12,411	1,952,747
Chevron Corp.	8,621	1,385,998
Exxon Mobil Corp.	39,283	4,317,594
HF Sinclair Corp.	17,233	856,825
Valero Energy Corp.	4,433	583,959
		9,097,123
Financials 12.1%
Banks 3.3%
Bank of America Corp.	84,932	2,913,167
Citigroup, Inc.	30,103	1,525,921
JPMorgan Chase & Co.	11,536	1,653,686
		6,092,774
Capital Markets 4.5%
Ameriprise Financial, Inc.	3,634	1,245,989
KKR & Co., Inc.	32,257	1,817,682
MSCI, Inc.	2,171	1,133,588
The Goldman Sachs Group, Inc.	8,012	2,817,420
Tradeweb Markets, Inc. “A”	16,064	1,138,777
		8,153,456
Consumer Finance 1.6%
American Express Co.	16,937	2,946,869
Insurance 2.7%
Allstate Corp.	20,946	2,697,426
Hartford Financial Services Group, Inc.	29,374	2,299,396
		4,996,822
Health Care 13.9%
Biotechnology 4.8%
Amgen, Inc.	14,979	3,470,035
Biogen, Inc.*	8,973	2,421,454
Moderna, Inc.*	7,936	1,101,596
Vertex Pharmaceuticals, Inc.*	6,191	1,797,186
		8,790,271
Health Care Equipment & Supplies 0.6%
Hologic, Inc.*	13,808	1,099,669
Health Care Providers & Services 6.1%
Centene Corp.*	34,864	2,384,698
Cigna Group	16,674	4,870,475
CVS Health Corp.	9,392	784,608

HCA Healthcare, Inc.	9,285	2,260,433
Tenet Healthcare Corp.*	15,848	927,583
		11,227,797
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co.	38,288	2,640,340
Merck & Co., Inc.	16,112	1,711,739
		4,352,079
Industrials 8.5%
Aerospace & Defense 0.5%
Howmet Aerospace, Inc.	21,633	912,480
Air Freight & Logistics 1.7%
United Parcel Service, Inc. “B”	17,375	3,170,764
Building Products 0.6%
Owens Corning	11,590	1,133,386
Commercial Services & Supplies 1.2%
Republic Services, Inc.	17,833	2,299,209
Electrical Equipment 1.0%
ChargePoint Holdings, Inc.* (a)	53,189	604,227
Sunrun, Inc.*	21,032	505,610
Vertiv Holdings Co.	42,341	688,041
		1,797,878
Industrial Conglomerates 2.2%
General Electric Co.	46,823	3,966,376
Machinery 0.5%
Deere & Co.	2,119	888,369
Professional Services 0.8%
Verisk Analytics, Inc.	8,942	1,530,066
Information Technology 26.5%
Communications Equipment 1.2%
Cisco Systems, Inc.	44,304	2,145,200
IT Services 1.2%
Fidelity National Information Services, Inc.	11,026	698,718
Mastercard, Inc. “A”	2,114	751,083
PayPal Holdings, Inc.*	10,184	749,542
		2,199,343
Semiconductors & Semiconductor Equipment 4.4%
Advanced Micro Devices, Inc.*	14,738	1,158,112
Enphase Energy, Inc.*	3,546	746,539
Lam Research Corp.	2,177	1,058,044
Micron Technology, Inc.	28,437	1,644,227
NVIDIA Corp.	6,739	1,564,526
QUALCOMM, Inc.	6,083	751,433
Skyworks Solutions, Inc.	10,503	1,171,820
		8,094,701
Software 11.8%
Adobe, Inc.*	2,932	949,821
Microsoft Corp.	59,094	14,739,226

Oracle Corp.	32,138	2,808,861
Salesforce, Inc.*	13,345	2,183,375
Zoom Video Communications, Inc. “A”*	12,752	951,172
		21,632,455
Technology Hardware, Storage & Peripherals 7.9%
Apple, Inc.	98,866	14,573,837
Materials 2.4%
Chemicals 2.0%
DuPont de Nemours, Inc.	29,339	2,142,627
International Flavors & Fragrances, Inc.	17,145	1,597,914
		3,740,541
Metals & Mining 0.4%
Newmont Corp.	17,014	741,981
Real Estate 3.2%
Equity Real Estate Investment Trusts (REITs) 3.0%
Digital Realty Trust, Inc.	9,411	980,908
Iron Mountain, Inc.	48,166	2,540,756
Medical Properties Trust, Inc. (a)	66,982	689,915
VICI Properties, Inc.	36,605	1,227,366
		5,438,945
Real Estate Management & Development 0.2%
Opendoor Technologies, Inc.* (a)	264,597	381,020
Utilities 2.2%
Multi-Utilities 0.5%
Sempra Energy	5,620	842,775
Water Utilities 1.7%
American Water Works Co., Inc.	22,862	3,209,368
Total Common Stocks (Cost $144,718,367)		180,803,211

Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.39% (b) (c) (Cost $1,205,252)	1,205,252	1,205,252

Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 4.51% (b) (Cost $2,749,010)	2,749,010	2,749,010

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $148,672,629)	100.6	184,757,473
Other Assets and Liabilities, Net	(0.6)	(1,090,418)
Net Assets	100.0	183,667,055
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 are as follows:
Value ($) at 11/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.39% (b) (c)
—	1,205,252 (d)	—	—	—	2,526	—	1,205,252	1,205,252
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 4.51% (b)
925,202	6,375,160	4,551,352	—	—	18,384	—	2,749,010	2,749,010
925,202	7,580,412	4,551,352	—	—	20,910	—	3,954,262	3,954,262

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $1,163,162, which is 0.6% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$180,803,211	$—	$—	$180,803,211
Short-Term Investments (a)	3,954,262	—	—	3,954,262
Total	$184,757,473	$—	$—	$184,757,473

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DECEF-PH1
R-080548-2 (1/25)